Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance Disclosure

As required by Item 402(v) of SEC Regulation S-K, the following table, footnotes and discussion provide “Pay versus Performance” regarding the relationship between executive compensation actually paid (“CAP”), as calculated under the applicable SEC rules, for the last two (2) fiscal years. As required by SEC rules, as it applies to smaller reporting companies, the table presented below discloses CAP for (i) our principal executive officer (“PEO”) and (ii) our NEOs other than the PEO (the “non-PEO NEOs”), on an average basis. The information provided below was not considered by our compensation committee in structuring or determining compensation for our NEOs.
Year	Summary Compensation Table Total for PEO ($)(1)	Compensation Actually Paid to PEO ($)(1)(2)(3)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(1)	Average Compensation Actually Paid to Non-PEO NEOs ($)(1)(2)(3)	Value of Initial Fixed $100 Investment Based on Total ($)(4)	Net Income (Loss) (000) ($)
2025	941,692	1,068,947	636,210	684,084	84	(55,844)
2024	1,510,939	1,138,511	876,458	734,323	55	(55,654)
2023	1,044,627	885,071	689,758	619,815	81	(62,723)

(1)
For 2025, Michael Richman was our PEO and our non-PEO NEOs were Timothy Mayer and Udayan Guha. For 2024, Michael Richman was our PEO and our non-PEO NEOs were Tim Mayer, Han Myint and Solomon Langermann. For 2023, Michael Richman was our PEO and our non-PEO NEO’s were Han Myint and Sol Langerman.

(2)
Amounts shown for CAP are computed in accordance with Item 402(v) of Regulation S-K and do not reflect the actual amount of compensation earned by or paid to the non-PEO NEOs during the applicable year. These amounts reflect total compensation as reported in the Summary Compensation Table with certain adjustments as described below:

	PEO			Non PEO’s
	2023	2024	2025	2023	2024	2025
Calculation of Compensation “Actually Paid”
Summary compensation table total	1,044,627	1,510,939	941,692	689,758	876,458	636,210
Less grant date fair value of stock awards	(346,238)	(658,240)	(189,170)	(151,269)	(252,900)	(72,672)
Add year end fair value of awards granted during the fiscal year that are outstanding and unvested as of the end of the fiscal year	228,351	272,801	292,469	99,765	104,812	112,361
Change in fair value as of vesting date compared to prior year fair value for vested awards granted in prior years	7,271	75,831	(57,296)	3,413	33,450	(17,167)
Change in fair value as of fiscal year end compared to prior year end fair value for unvested and outstanding awards granted in prior fiscal years	(48,940)	(62,820)	81,252	(21,852)	(27,497)	25,352
Compensation “Actually Paid”	885,071	1,138,511	1,068,947	619,815	734,323	684,084

(3)
CAP reflects the exclusions and inclusions of equity awards for the PEO and the non-PEO NEOs as set forth above and calculated in accordance with FASB ASC Topic 718 as of the applicable measurement date. The valuation methodologies and assumptions used to calculate CAP are based on the same valuation and assumptions used for financial reporting purposes to calculate the grant date fair value of these awards, as disclosed in the Company’s audited financial statements for the years reflected in the table above.

(4)
Total Shareholder Return shown in this table assumes $100 was invested for the period starting December 31, 2022 through December 31 of the applicable fiscal year in the Company’s common stock as traded under ticker NXTC on Nasdaq. The historical stock price performance of our common stock shown is not necessarily indicative of future stock price performance.

Named Executive Officers, Footnote
(1)
For 2025, Michael Richman was our PEO and our non-PEO NEOs were Timothy Mayer and Udayan Guha. For 2024, Michael Richman was our PEO and our non-PEO NEOs were Tim Mayer, Han Myint and Solomon Langermann. For 2023, Michael Richman was our PEO and our non-PEO NEO’s were Han Myint and Sol Langerman.

PEO Total Compensation Amount	$ 941,692	$ 1,510,939	$ 1,044,627
PEO Actually Paid Compensation Amount	$ 1,068,947	1,138,511	885,071
Adjustment To PEO Compensation, Footnote
(2)
Amounts shown for CAP are computed in accordance with Item 402(v) of Regulation S-K and do not reflect the actual amount of compensation earned by or paid to the non-PEO NEOs during the applicable year. These amounts reflect total compensation as reported in the Summary Compensation Table with certain adjustments as described below:

	PEO			Non PEO’s
	2023	2024	2025	2023	2024	2025
Calculation of Compensation “Actually Paid”
Summary compensation table total	1,044,627	1,510,939	941,692	689,758	876,458	636,210
Less grant date fair value of stock awards	(346,238)	(658,240)	(189,170)	(151,269)	(252,900)	(72,672)
Add year end fair value of awards granted during the fiscal year that are outstanding and unvested as of the end of the fiscal year	228,351	272,801	292,469	99,765	104,812	112,361
Change in fair value as of vesting date compared to prior year fair value for vested awards granted in prior years	7,271	75,831	(57,296)	3,413	33,450	(17,167)
Change in fair value as of fiscal year end compared to prior year end fair value for unvested and outstanding awards granted in prior fiscal years	(48,940)	(62,820)	81,252	(21,852)	(27,497)	25,352
Compensation “Actually Paid”	885,071	1,138,511	1,068,947	619,815	734,323	684,084

Non-PEO NEO Average Total Compensation Amount	$ 636,210	876,458	689,758
Non-PEO NEO Average Compensation Actually Paid Amount	$ 684,084	734,323	619,815
Adjustment to Non-PEO NEO Compensation Footnote
(2)
Amounts shown for CAP are computed in accordance with Item 402(v) of Regulation S-K and do not reflect the actual amount of compensation earned by or paid to the non-PEO NEOs during the applicable year. These amounts reflect total compensation as reported in the Summary Compensation Table with certain adjustments as described below:

	PEO			Non PEO’s
	2023	2024	2025	2023	2024	2025
Calculation of Compensation “Actually Paid”
Summary compensation table total	1,044,627	1,510,939	941,692	689,758	876,458	636,210
Less grant date fair value of stock awards	(346,238)	(658,240)	(189,170)	(151,269)	(252,900)	(72,672)
Add year end fair value of awards granted during the fiscal year that are outstanding and unvested as of the end of the fiscal year	228,351	272,801	292,469	99,765	104,812	112,361
Change in fair value as of vesting date compared to prior year fair value for vested awards granted in prior years	7,271	75,831	(57,296)	3,413	33,450	(17,167)
Change in fair value as of fiscal year end compared to prior year end fair value for unvested and outstanding awards granted in prior fiscal years	(48,940)	(62,820)	81,252	(21,852)	(27,497)	25,352
Compensation “Actually Paid”	885,071	1,138,511	1,068,947	619,815	734,323	684,084

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Total Shareholder Return Amount	$ 84	55	81
Net Income (Loss)	$ (55,844,000)	(55,654,000)	(62,723,000)
PEO Name	Michael Richman
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (189,170)	(658,240)	(346,238)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	292,469	272,801	228,351
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	81,252	(62,820)	(48,940)
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(57,296)	75,831	7,271
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(72,672)	(252,900)	(151,269)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	112,361	104,812	99,765
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	25,352	(27,497)	(21,852)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (17,167)	$ 33,450	$ 3,413